2. Presentation of Financial Statements	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2. Presentation of Financial Statements

Basis of Presentation

These unaudited condensed interim financial statements should be read in conjunction with the financial statements for the Company’s most recently completed fiscal year ended March 31, 2015. These condensed interim financial statements do not include all disclosures required in annual financial statements, but rather are prepared in accordance with recommendations for interim financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These unaudited condensed interim financial statements have been prepared using the same accounting policies, and methods as those used by the Company in the annual audited financial statements for the year ended March 31, 2015, except when disclosed below.

The unaudited condensed interim financial statements contain all adjustments (consisting of only normal recurring adjustments) which are necessary to present fairly the financial position of the Company as at June 30, 2015, and the results of its operations for the three month periods ended June 30, 2015 and 2014 and its cash flows for the three month periods ended June 30, 2015 and 2014. Note disclosures have been presented for material updates to the information previously reported in the annual financial statements.

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-10 “ASU 2014-10” to eliminate certain financial reporting requirements for development stage entities.  The amendments in ASU 2014-10 remove the incremental financial reporting requirements from US GAAP for development stage entities, including the presentation of inception-to-date information in the statements of income, cash flows and shareholder equity, and disclosure of the financial statements as those of a development stage entity.  The Company has chosen to early adopt these amendments effective for its fiscal year ended March 31, 2013 and onwards.

Estimates

The preparation of these condensed interim financial statements has required management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period.

On an ongoing basis, the Company evaluates its estimates, including those related to provision for doubtful accounts, accrued liabilities, warrants, income taxes, stock based compensation and intangible assets. The Company bases its estimates on historical experiences and on various other assumptions believed to be reasonable under the circumstances. Actual results could differ from those estimates. As adjustments become necessary, they are reported in operations in the period in which they become known.

Basis of Presentation

The financial statements have been prepared in accordance with U.S Generally Accepted Accounting Principles (“US GAAP”).  All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as of March 31, 2015 have been included.

The Company’s financial statements are prepared using the accrual basis of accounting in accordance with US GAAP and the Company’s functional and reporting currency is the Canadian dollar.

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-10 “ASU 2014-10” to eliminate certain financial reporting requirements for development stage entities.  The amendments in ASU 2014-10 remove the incremental financial reporting requirements from US GAAP for development stage entities, including the presentation of inception-to-date information in the statements of income, cash flows and shareholder equity, and disclosure of the financial statements as those of a development stage entity.  The Company has chosen to early adopt these amendments effective for its fiscal year ended March 31, 2013 and onwards.

Use of Estimates and Assumptions

The preparation of the financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual amounts could materially differ from these estimates.  The significant areas requiring the use of management estimates are related to the valuation of deferred taxes, stock based compensation, warrants, and intangible assets.  Although these estimates are based on management’s knowledge of current events and actions management may undertake in the future, actual results may ultimately differ materially from those estimates.